Share-Based Compensation - Schedule of Share-based Compensation Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 187,884		¥ 198,825	¥ 177,262
Processing and servicing cost
SHARE-BASED COMPENSATION
Share-based compensation expenses	9,968	$ 1,564	11,391	10,472
Sales and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	30,508	4,787	32,486	28,611
Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	39,413	6,185	46,116	42,977
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 107,995	$ 16,947	¥ 108,832	¥ 95,202